Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Derivative Asset and Liability

	Insurance contracts		Investment contracts with DPF	Non- Insurance related	2025 Total	Insurance contracts		Investment contracts with DPF	Non- Insurance related	2024 Total

Derivatives (FVPL)	Direct part.	Without direct part.	Direct part.			Direct part.	Without direct part.	Direct part.
Assets designated as:

Other derivatives	20	348	14	8	390	66	477	53	10	606

Fair value hedges	-	4	-	-	4	-	3	-	-	3

Cash flow hedges	-	89	-	-	89	-	136	-	-	136

Net foreign investment hedges	-	-	-	2	2	-	-	-	26	26

Total derivative assets	20	441	14	10	485	66	616	53	36	771

Represented by:

Derivatives - Aegon risk	-	441	-	4	445	-	616	-	26	643

Derivatives - Policyholder risk	20	-	14	6	40	66	-	53	10	129

Liabilities designated as:

Other derivatives	91	412	86	8	597	157	983	135	56	1,331

Fair value hedges	-	3	-	-	3	-	3	-	-	3

Cash flow hedges	-	869	-	-	869	-	1,100	-	-	1,100

Net foreign investment hedges	-	-	-	-	-	-	-	-	2	2

Total derivative liabilities	91	1,283	86	8	1,469	157	2,085	135	58	2,435

Represented by:

Derivatives - Aegon risk	-	1,283	-	2	1,285	-	2,085	-	44	2,129

Derivatives - Policyholder risk	91	-	86	6	184	157	-	135	14	306

Derivatives Not Designated In Hedge

	Derivative asset		Derivative liability

Derivatives not designated in a hedge - Aegon risk	2025	2024	2025	2024

Derivatives held as an economic hedge	350	477	339	954

Bifurcated embedded derivatives	-	-	75	71

Total	350	477	414	1,025

Credit Derivative Disclosure By Quality

	2025		2024

	Notional	Fair value	Notional	Fair value

AAA	4	-	4	-

AA	26	-	111	1

A	699	1	1,233	16

BBB	934	25	2,310	50

BB	41	-	141	1

B or lower	62	1	51	-

Total	1,766	27	3,851	68

Disclosure of gain (loss) on fair value hedge ineffectiveness

Hedge ineffectiveness and reclassification of gains/(losses)	2025	2024	2023

Hedge ineffectiveness on cash flow hedges	2	-	3

Gains/(losses) reclassified from equity into the income statement	27	42	20

Expected deferred gain/(loss) to be reclassified from equity into net result during the next 12 months	84	88	114

Summary of Cash Flows are Expected to Occur
The periods when the contractual, undiscounted cash flows are expected to occur are as follows:

2025	< 1yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total

Cash inflows	449	308	299	235	241	4,348	5,881

Cash outflows	436	280	237	221	223	7,828	9,224

Net cash flows	13	28	62	14	18	(3,479)	(3,343)

2024

Cash inflows	582	425	380	323	286	6,587	8,583

Cash outflows	475	360	323	259	246	11,644	13,308

Net cash flows	107	65	57	64	40	(5,057)	(4,725)

Summary of Information about Terms and Conditions of Hedging Instruments
The following table sets out the maturity profile and average price/rate of the hedging instruments used in Aegon’s hedging strategies:

Notionals are in EUR million					2025					2024

	Maturity							Maturity

	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years	Up to 1 month	1-3 months	3-12 months	1-5 years	> 5 years

Fair value hedges

Interest rate contracts

Notional	-	-	-	17	11	-	-	-	10	22

Foreign exchange contracts

Notional	-	-	-	-	8	-	-	-	-	9

Cash flow hedges

Interest rate contracts

Notional	-	-	-	-	3,770	-	-	-	-	5,352

Average fixed interest rate	-	-	-	-	3.08%	-	-	-	-	3.06%

Foreign exchange contracts

Notional	-	-	-	185	1,271	-	-	-	190	1,013

Average exchange rate EUR/USD	-	-	-	1.14	1.13	-	-	-	1.13	1.13

Average exchange rate USD/EUR	-	-	-	0.88	0.88	-	-	-	0.88	0.89

Average exchange rate USD/GBP	-	-	-	0.74	0.76	-	-	-	0.74	0.76

Average exchange rate GBP/USD	-	-	-	1.35	1.32	-	-	-	1.35	1.32

Net investment hedges

Foreign exchange - FX forward

Notional	321	438	-	-	-	22	5	-	-	-

Average exchange rate EUR/USD	1.18	1.18	-	-	-	0.97	0.97	-	-	-

Average exchange rate EUR/GBP	0.81	0.88	-	-	-	1.21	1.21	-	-	-

Summary of Detailed Information about Hedging Instruments
Hedging instruments recorded as “Derivatives” in the consolidated statement of financial position:

				2025					2024

Carrying amounts	Notional	Assets	Liabilities	FV change	1	Notional	Assets	Liabilities	FV change	1

Fair value hedges

Interest rate contracts	28	-	3	-		32	-	3	2

Foreign exchange contracts	8	4	-	1		9	3	-	(1)

Cash flow hedges

Interest rate contracts	3,770	9	833	134		5,352	12	1,092	(106)

Foreign exchange contracts	1,456	81	36	(59)		1,202	124	8	15

Net investment hedges

Foreign exchange - FX forward	760	2	-	-		27	26	2	-

Summary of Detailed Information About Hedged Items
Hedged exposures covered by the above-described hedging instruments in the consolidated statement of financial position:

	Carrying amounts		Accumulated amount 1

Fair value hedges	Assets	Liabilities	Assets	Liabilities	Balance sheet line item	FV change 2
2025

Corporate Debt Hedge Program	-	57	-	(17)	Trust pass-through securities	3

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without DPF	-

Synthetic Asset Fair value hedges	241	-	(10)	-	Investments	(13)
2024

Corporate Debt Hedge Program	-	66	-	(19)	Trust pass-through securities	3

Offshore Liability Hedge Program	-	12	-	2	Investment contracts without DPF	-

Synthetic Asset Fair value hedges	35	-	3	-	Investments	(1)

1	Accumulated amount of fair value adjustments on the hedged item
2	Change in fair value of hedged item for ineffectiveness assessment

			2025			2024

	FV change 1	Continuing 2	Discontinued 2	FV change 1	Continuing 2	Discontinued 2

Cash flow hedges

Synthetic Asset Cash flow hedges	242	121	-	(215)	189	-

Life & Health Liability Investment Risk Hedge Program	18	(408)	(7)	(111)	(483)	126

Long Term Care (LTC) Liability Hedge Program	5	(29)	895	(21)	(38)	1,095

IMD Payout Hedge	-	-	23	-	-	31

TRS (Vivendi) Hedge	-	-	3	-	-	3

Net investment hedges

Investments in foreign operations	-	(331)	-	-	(383)	-

1	Change in fair value of hedged item for ineffectiveness assessment
2	Cash flow hedge / currency translation reserve

Summary of Nominal Amount and Fair Value of Credit Derivatives

		2025		2024

CDSs	Nominal amount	Fair value	Nominal amount	Fair value

On January 1	3,851	68	4,043	71

Increase/(Decrease) during the year	(2,086)	(41)	(192)	(2)

On December 31	1,766	27	3,851	68